Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022		Nov. 30, 2021
Cash flows from (used in) Operating
Net loss	$ (23,957)	$ (47,237)		$ (31,725)	[1]
Adjustments for
Depreciation of property and equipment	450	390		237	[1]
Amortization of intangible assets and other asset	2,513	11,652		8,062	[1]
Amortization of right-of-use assets	352	429		449	[1]
Share-based compensation for stock option plan and stock appreciation rights	2,215	3,872		1,932	[1]
Gain on lease termination	(121)	0		0	[1]
Change in fair value of derivative financial assets	492	217		(212)	[1]
Change in fair value of liability related to deferred stock unit plan	(224)	(221)		209	[1]
Interest on convertible unsecured senior notes and Loan Facility	8,263	4,357		3,306	[1]
Interest paid on convertible unsecured senior notes and Loan Facility	(8,812)	(4,634)		(3,306)	[1]
Interest income	(769)	(316)		(195)	[1]
Interest received	865	456		282	[1]
Income tax expense	421	443		63	[1]
Income taxes paid	(848)	(109)		(19)	[1]
Foreign exchange	282	1,209		890	[1]
Gain on repurchase of convertible unsecured senior notes	0	(357)		0
Accretion expense and amortization of deferred financing costs	2,098	2,140		2,358	[1]
Change in fair value of Marathon Warrants	(1,525)
Loss on Loan Facility modifications	3,540	0		0
Write off of deferred financing costs	954	0		0
Cash flows from (used in) operations before changes in working capital	(13,811)	(27,709)		(17,669)	[1]
Change in operating assets and liabilities
Trade and other receivables	(902)	(1,669)		1,852	[1]
Tax credits and grants receivable	(215)	126		323	[1]
Inventories	10,327	8,991		(4,217)	[1]
Prepaid expenses and deposits	4,511	3,058		(5,569)	[1]
Accounts payable and accrued liabilities	(7,508)	(1,100)		5,549	[1]
Provisions	1,920	3,627		2,226	[1]
Deferred revenue	0	(16)		4	[1]
Increase (decrease) in working capital	8,133	13,017		168	[1]
Total cash used in operating activities	(5,678)	(14,692)		(17,501)	[1]
Financing activities
Repurchase of convertible unsecured senior notes	(27,452)	(28,746)
Costs related to repurchase of convertible unsecured senior notes	0	(73)
Proceeds from issuance of Loan Facility	20,000	40,000
Costs related to issuance of Loan Facility	(700)	(2,285)
Repayment of other obligations	0	0		(5,000)	[1]
Proceeds from exercise of Options	0	21		595	[1]
Proceeds from exercise of warrants	0	0		742	[1]
Proceeds from issue of common shares, Public Offering Warrants and subscription receipts	25,160	2,960		46,002	[1]
Costs related to issuance of common shares, Public Offering Warrants and subscription receipts	(1,585)	(89)		(3,394)	[1]
Deferred financing costs	(196)	(1,527)		(447)	[1]
Payment of lease liability	(452)	(605)		(635)	[1]
Total cash from financing activities	14,775	9,656		37,863	[1]
Investing activities
Acquisition of intangible assets	(1,500)	0		(39)	[1]
Acquisition of property and equipment	(318)	(985)		(127)	[1]
Proceeds from sale of bonds and money market funds	3,030	9,906		640	[1]
Acquisition of bonds and money market funds	0	(239)		(13,210)	[1]
Acquisition of derivative financial assets	(104)
Total cash from (used in) investing activities	1,108	8,682		(12,736)	[1]
Net change in cash	10,205	3,646		7,626	[1]
Cash, beginning of year	23,856	20,399	[1]	12,737	[1]
Effect of foreign exchange on cash	36	(189)		36	[1]
Cash, end of year	$ 34,097	$ 23,856		$ 20,399	[1]

[1]	The company voluntarily changed its accounting policy to classify interest paid and received as part of operating activities, see Note 1.